Investments in Companies Accounted for at Equity Method (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in Companies Accounted for at Equity Method [Abstract]
Beginning balance	$ 25,315	$ 24,022
Acquisition of shares
Investment in capital notes			16,004
Company's share of profit	365	1,134	7,669
Company's share of other comprehensive income	58	104	349
Ending balance	$ 25,710	$ 25,315	$ 24,022